Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Operating Activities
Cash paid to employees	$ (1,399,003)	$ (1,159,131)	$ (1,381,833)
Cash paid to suppliers	(661,150)	(1,165,017)	(1,262,306)
Interest received	24,787	42,819	61,777
Management fees received	114,742
Cash Used by Operating Activities	(1,920,624)	(2,281,329)	(2,582,362)
Financing Activities
Net proceeds from equity offerings	507,100	955,379	2,025,843
Net proceeds from issuance of preferred shares			2,084,792
Net proceeds from issuance of note payable		466,696
Proceeds from exercise of warrants		120,000
Proceeds from exercise of stock options		20,000	5,500
Proceeds from exercise of brokers' compensation warrants			33,000
Lease payments	(207,063)
Cash Provided by Financing Activities	300,037	1,562,075	4,149,135
Investing Activities
Exploration and evaluation assets	(713,783)	(766,825)	(2,041,084)
Property, plant and equipment	(29,534)	(149,702)	(277,501)
Net proceeds from sale of property, plant and equipment	1,778,408	3,200,000
Cash Provided (Used) by Investing Activities	1,035,091	2,283,473	(2,318,585)
Change in Cash and Cash Equivalents	(585,496)	1,564,219	(751,812)
Foreign Exchange Effect on Cash	(622)	(1,435)	(2,705)
Cash and Cash Equivalents - beginning of year	1,881,841	319,057	1,073,574
Cash and Cash Equivalents - end of year	$ 1,295,723	$ 1,881,841	$ 319,057